Cover	Sep. 22, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2022
Entity File Number	001-41097
Entity Registrant Name	MANA CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001870144
Entity Tax Identification Number	87-0925574
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	Suite 12490
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	(302)
Local Phone Number	281-2147
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, par value $0.00001,
Title of 12(b) Security	Units, each consisting of one share of common stock, par value $0.00001,
Trading Symbol	MAAQU
Security Exchange Name	NASDAQ
Common Stock, par value $0.00001
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	MAAQ
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one-half of one share of common stock
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one-half of one share of common stock
Trading Symbol	MAAQW
Security Exchange Name	NASDAQ
Rights, each to receive one-seventh (1/7) of one share of common stock
Title of 12(b) Security	Rights, each to receive one-seventh (1/7) of one share of common stock
Trading Symbol	MAAQR
Security Exchange Name	NASDAQ